Annual Fund Operating Expenses - SA Columbia Technology Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	1.00%
Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.12%
Class 2
Operating Expenses:
Management Fees	1.00%
Service (12b-1) Fees	0.15%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.27%
Class 3
Operating Expenses:
Management Fees	1.00%
Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.37%